SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 13,786	$ 9,150
Stock based compensation	776	1,005
Lease liability	561
Property, equipment and intangibles	458
Other	452	699
Total deferred tax assets before valuation allowance	16,033	10,854
Total deferred income tax assets after valuation allowance	394	88
Property, equipment and intangibles		(88)
ROU asset	(394)
Total deferred income tax liabilities	(394)	(88)
Net deferred tax assets and liabilities